BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Schedule Of Finance Lease Future Payments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
2023	$ 4,520,059
2024	1,188,020
2025	1,087,426
2026	846,110
2027	829,884
Total minimum lease payments	8,471,499
Less: Amount representing interest	(873,868)
Present value of net minimum lease payments	7,597,631	$ 14,187,759	$ 19,852,094
Current portion	4,337,287	4,654,284
Non-current portion	3,260,344	9,533,475
Current portion of finance lease	4,337,287	4,654,284
Current portion of failed sale and lease back	5,655,990	6,712,423
Total current portion of failed sale-lease back and finance lease	9,993,277	11,366,707
Non-current portion for finance lease	3,260,344	9,533,475
Non-current portion for failed sale and lease back	11,702,161	20,383,449
Total non-current portion of failed sale-lease back and finance lease	$ 14,962,505	$ 29,916,924